Intangible Assets, Net (Details) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets [Member]
Intangible Assets, Net (Details) [Line Items]
Amortization expense amount	$ 103,438	$ 107,895	$ 100,281